Shareholders' equity - Subordinated notes - Additional information (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
IFRS Subordinated Debt [Member]
Disclosure of detailed information about borrowings [line items]
Tax effect of the conversion of subordinated notes whose face value is denominated in pounds sterling	€ (32)